Investment Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Carrying Amounts and Fair Values of Securities Available for Sale and Held to Maturity

Carrying amounts and fair values of securities available for sale and held to maturity are summarized below:

December 31, 2020	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Government agencies	36,804	611	26	37,389
GSE - Mortgage-backed securities and CMOs	39,720	1,844	68	41,496
Asset-backed securities	38,536	748	3	39,281
State and political subdivisions	67,148	2,107	91	69,164
Corporate bonds	3,902	281	—	4,183
Total securities available for sale	$186,110	$5,591	$188	$191,513

December 31, 2020	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$459	$11	$—	$470
State and political subdivisions	17,748	1,382	—	19,130
Corporate bonds	10,000	—	—	10,000
Total securities held to maturity	$28,207	$1,393	$—	$29,600

December 31, 2019	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,976	$36	$—	$5,012
U.S. Government agencies	25,869	18	201	25,686
GSE - Mortgage-backed securities and CMOs	38,305	413	142	38,576
State and political subdivisions	13,937	329	45	14,221
Corporate bonds	5,018	11	—	5,029
Total securities available for sale	$88,105	$807	$388	$88,524

December 31, 2019	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$578	$5	$—	$583
State and political subdivisions	6,826	62	—	6,888
Corporate bonds	6,024	5	1	6,028
Total securities held to maturity	$13,428	$72	$1	$13,499

Sales of Securities Available for Sale

Note 2 - Investment Securities (Continued)

Results from sales of securities available for sale for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(dollars in thousands)
Gross proceeds from sales	$17,358	$3,351	$—
Realized gains from sales	$85	$—	$—
Realized losses from sales	(14)	(35)	—
Net realized gains (losses)	$71	$(35)	$—

Gross Unrealized Losses and Fair Value of Investments	At December 31, 2019, the unrealized losses on held to maturity securities less than twelve months related to one corporate bond.

December 31, 2020	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Government agencies	5,061	26	—	—	5,061	26
GSE-Mortgage-backed securities and CMOs	10,263	68	—	—	10,263	68
Asset-backed securities	2,686	3	—	—	2,686	3
State and political	11,286	91	—	—	11,286	91
Total securities available for sale	$29,296	$188	$—	$—	$29,296	$188

December 31, 2020	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(dollars in thousands)
Held to maturity temporary impairment
U.S. Government agencies	—	—	—	—	—	—
State and political subdivisions	—	—	—	—	—	—
Corporate bonds	—	—	—	—	—	—
Total securities held to maturity	$—	$—	$—	$—	$—	$—

Note 2 - Investment Securities (Continued)

December 31, 2019	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Government agencies	11,956	55	9,704	146	21,660	201
GSE-Mortgage-backed securities and CMOs	17,613	61	7,431	81	25,044	142
State and political	1,694	45	—	—	1,694	45
Total securities available for sale	$31,263	$161	$17,135	$227	$48,398	$388

December 31, 2019	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
Corporate bonds	1,502	1	—	—	1,502	1
Total securities held to maturity	$1,502	$1	$—	$—	$1,502	$1

Amortized Cost and Fair Value of Available for Sale Securities Portfolio

The following tables show contractual maturities of the investment portfolio as of December 31, 2020:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Securities available for sale
Due within twelve months	$15,775	$15,928
Due after one but within five years	8,888	9,296
Due after five but within ten years	29,712	31,596
Due after ten years	131,735	134,693
	$186,110	$191,513

Amortized Cost and Fair Value of Held to Maturity Securities Portfolio
	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Securities held to maturity
Due within twelve months	$1,373	$1,385
Due after one but within five years	3,341	3,438
Due after five but within ten years	10,000	10,000
Due after ten years	13,493	14,777
	$28,207	$29,600